Post Balance Sheet Events (Details Textual) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Financing Facility Agreement Amount	$ 15
Facility Agreement [Member]
Debt Financing Facility Agreement Amount	15
Premium On Reimbursement	2.6
Long Term Debt, Repayment Of Principal In First Year	10.00%
Long Term Debt, Repayment Of Principal In Second Year	20.00%
Long Term Debt, Repayment Of Principal In Third Year	30.00%
Long Term Debt, Repayment Of Principal In Fourth Year	40.00%
Interest Payable, Percentage	12.50%
Fund Raised From Debt Financing Facility	12.4
Royalty Agreement [Member]
Fund Raised From Debt Financing Facility	$ 2.6
Long Term Debt Repayment Percentage	1.75%
Debt Repayment Term	Dec. 31, 2024